Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
STOCKHOLDERS EQUITY (DEFICIT) MEMBERS (DEFICIT)
MEMBERS (DEFICIT)		$ (174,156)
123113 Annual Restatement [Member]
Current Assets
Cash	1,513	207
Accounts Receivable	10
TOTAL CURRENT ASSETS	1,523	207
TOTAL ASSETS	1,523	207
CURRENT LIABILITIES
Accounts payable and accrued liabilities	171,016	69,767
Accrued Salaries - Related Parties	152,000	38,000
Current portion of long-term debt, including accrued interest	878	843
Lines of credit	87,129	51,030
TOTAL CURRENT LIABILITIES	411,023	159,640
LONG-TERM LIABILITIES
Notes payable - related-party	23,541	7,431
Notes payable - long-term	6,410	7,292
TOTAL LONG TERM LIABILITIES	29,951	14,723
TOTAL LIABILITIES	440,974	174,363
STOCKHOLDERS EQUITY (DEFICIT) MEMBERS (DEFICIT)
Common units no par value 1,675,000,000 and 0 authorized and 1,675,000,000 and 0 issued outstanding as of December 31, 2013 and 2012, respectively
Common stock $.01 par value 2,500,000,000 and 0 authorized, 1,675,000,000 and 0 issued, and outstanding as of December 31, 2013 and 2012, respectively	3,884,750
Discount on common stock	(3,670,850)
Additional Paid in Capital
STOCKHOLDERS EQUITY (DEFICIT)	(653,351)
MEMBERS (DEFICIT)		(174,156)
TOTAL STOCKHOLDERS EQUITY (DEFICIT) MEMBERS (DEFICIT)	(439,451)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT) (MEMBERS (DEFICIT)	$ 1,523	$ 207